Significant Accounting Policies - Critical accounting judgments and key sources of estimation uncertainty (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)
Classification of the Partnership interests:
Percentage of available cash required to be distributed	100.00%
Number of days after quarter end to distribute cash to partner	45 days
Impairment of vessels
Tangible fixed assets	$ 1,677,771	$ 1,888,583
Annual escalation factor for operating expenses (as a percent)	1.00%
Discount rate used to estimate future cash flows	8.40%	7.50%
Vessels
Impairment of vessels
Tangible fixed assets	$ 1,672,159	$ 1,884,494
Steam vessels
Impairment of vessels
Discount rate used to estimate future cash flows	8.40%	7.50%
Number of vessels for which value in use is lower than carrying amount | item	2
Number of vessels | item	3
Impairment loss	$ 4,444